SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Financial instruments (Details)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Effective interest rate percentage	10.00%